iShares
®
MSCI Peru and Global Exposure ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  27 .3%
Banco BBVA Peru SA ...................... 15,762,388 $ 8,924,633
Credicorp Ltd. ........................... 352,318 120,714,716
Intercorp Financial Services, Inc. .............. 307,809 15,230,389
144,869,738
a
Broadline Retail  —  2 .3%
Falabella SA ............................ 1,908,831 12,224,548
a
Construction Materials  —  1 .9%
Cementos Pacasmayo SAA .................. 4,842,702 10,156,341
a
Consumer Staples Distribution & Retail  —  1 .7%
InRetail Peru Corp.
(a)
...................... 306,122 9,091,823
a
Diversified Consumer Services  —  2 .4%
Laureate Education, Inc. , Class A
(b)
............. 401,182 12,833,812
a
Electric Utilities  —  2 .7%
Interconexion Electrica SA ESP ............... 1,736,567 14,225,083
a
Food Products  —  0 .5%
Casa Grande SAA ........................ 963,115 2,702,590
a
Health Care Providers & Services  —  0 .9%
Auna SA , Class A
(b)
....................... 1,102,774 4,576,512
a
Metals & Mining  —  51 .0%
Cia de Minas Buenaventura SAA , ADR .......... 660,193 24,354,520
Corp. Aceros Arequipa SA , NVS ............... 4,760,413 1,671,861
Fortuna Mining Corp.
(b)
..................... 1,296,792 13,008,837
Hochschild Mining PLC ..................... 2,776,550 22,949,172
MMG Ltd.
(b)
............................. 12,892,000 14,532,222
Pan American Silver Corp. ................... 292,499 16,703,620
Sociedad Minera Cerro Verde SAA ............. 208,504 11,717,925
Southern Copper Corp. ..................... 657,499 125,779,559
Triple Flag Precious Metals Corp. .............. 381,940 12,283,915
Security Shares Value
a
Metals & Mining (continued)
Volcan Cia Minera SAA , Class B , NVS
(b)
......... 69,857,916 $ 14,732,777
Wheaton Precious Metals Corp. ............... 98,047 13,182,455
270,916,863
a
Real Estate Management & Development  —  2 .9%
Parque Arauco SA ........................ 3,488,096 15,284,228
a
Trading Companies & Distributors  —  2 .5%
Ferreycorp SAA .......................... 12,436,335 13,478,160
a
Transportation Infrastructure  —  0 .5%
Inversiones Portuarias Chancay SAA , NVS
(b)
...... 62,717,502 2,388,188
a
Wireless Telecommunication Services  —  1 .5%
Empresa Nacional de Telecomunicaciones SA ..... 1,952,021 7,895,461
a
a
Total Long-Term Investments — 98.1%
(Cost: $ 402,786,280 ) ................................ 520,643,347
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(c) (d)
............................ 1,841,201 1,841,201
a
Total Short-Term Securities — 0.3%
(Cost: $ 1,841,201 ) .................................. 1,841,201
Total Investments — 98.4%
(Cost: $ 404,627,481 ) ................................ 522,484,548
Other Assets Less Liabilities — 1 .6% ..................... 8,554,142
Net Assets — 100.0% ................................. $ 531,038,690
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... $ 660,000  $ 1,181,201
(a)
$ —  $ —  $ —  $ 1,841,201  1,841,201  $ 20,627  $ —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Peru and Global Exposure ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................. 95 06/19/26 $ 8,305 $ 364,750
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 483,161,953  $ 37,481,394  $ —  $ 520,643,347
Short-Term Securities
Money Market Funds ...................................... 1,841,201  —  —  1,841,201
$ 485,003,154  $ 37,481,394  $ —  $ 522,484,548
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 364,750  $ —  $ —  $ 364,750
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares